Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets weighted average useful lives
Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Schedule of doubtful accounts for accounts receivable and contract assets
	Year ended December 31,
	2021	2022
	$	$
Balance as of January 1	12,883	13,049
Provisions (reversal of provision) for doubtful accounts	169	(153)
Write offs	-	-
Changes due to foreign exchange	(3)	(15)
Balance as of December 31	13,049	12,881

Schedule of other receivables in prepaid expenses and other current assets
	Year ended December 31,
	2021	2022
	$	$
Balance as of January 1	13,992	11,327
Provisions for doubtful accounts	-	133
Reversal of provision for doubtful accounts	(1,926)	-
Write offs	(764)	-
Changes due to foreign exchange	25	(77)
Balance as of December 31	11,327	11,383

Schedule of future related to performance obligations
	2023	2024	2025
	(US$ in thousands)
Software development service	1,025	177	255
Hardware product sales	1,614	17	854